Note 24	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of provisions [text block]	Provisions
The breakdown of the balance under this heading in the consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2022	2021	2020
Provisions for pensions and similar obligations (1)	25	2,632	3,576	4,272
Other long term employee benefits (2)	25	466	632	49
Provisions for taxes and other legal contingencies	7.1	685	623	612
Provisions for contingent risks and commitments		770	691	728
Other provisions (3)		380	366	479
Total		4,933	5,889	6,141
(1) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain and benefit payments.
(2) The variation is mainly explained by the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
(3) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.
The change in provisions for pensions and similar obligations for the years ended December 31, 2022, 2021 and 2020 is as follows:

Provisions for pensions, other post-employment obligations for defined benefit plans, and other long term employee benefits. Changes over the year (Millions of Euros)
	Notes	2022	2021	2020
Balance at the beginning		3,576	4,272	4,631
Charges to income for the year		26	141	298
Interest expense and similar charges		75	37	44
Personnel expense	44.1	43	49	49
Provision expense		(92)	56	205
Charges (credits) to equity (1)	25	(433)	(206)	191
Transfers and other changes (2)		23	(21)	(71)
Benefit payments	25	(492)	(608)	(654)
Employer contributions	25	(67)	(4)	(124)
Balance at the end		2,632	3,576	4,272
(1) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.11).
(2) In 2020, it includes the amount of the USA Sale (see Notes 3 and 21).

Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2022	2021	2020
Balance at beginning	990	1,091	1,134
Additions (1)	417	1,175	555
Acquisition of subsidiaries	—	—	—
Unused amounts reversed during the year	(130)	(227)	(215)
Amount used and other variations (1)	(211)	(1,050)	(383)
Balance at the end	1,065	990	1,091
(1) In 2021, it includes the initial recognition of the estimated cost of the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A., and the subsequent reclassification from "Other provisions" to "Other long term employee benefits" for the remaining amount at the time of the reclassification.
Collective layoff procedure
On June 8, 2021, BBVA reached an agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain on April 13, 2021, which would affect a maximum of 2,935 employees. The agreement also included the closing of 480 offices. The cost of the process amounted to €994 million before taxes, of which €754 million corresponded to the collective layoff and €240 million to the closing of offices (see Notes 17, 21, 46, 49 and 50). By the time the procedure was over, 2,899 employees had accepted the agreement and effectively departed BBVA.
Ongoing legal proceedings and litigation
The financial sector faces an environment of increased regulatory pressure and litigation. In this environment, the various Group entities are often subject to lawsuits and involved in individual or collective legal proceedings and litigation arising from their activity and operations, including proceedings arising from their lending activity, from their labor relations and from other commercial, regulatory or tax issues, as well as in arbitration.
On the basis of the information available, the Group considers that, as of December 31, 2022, the provisions made in relation to judicial proceedings and arbitrations, where so required, are adequate and reasonably cover the liabilities that might arise, if any, from such proceedings and arbitrations. Furthermore, on the basis of the information available and with the exceptions indicated in Note 7.1 "Risk factors", BBVA considers that the liabilities that may arise from such proceedings will not have, on a case-by-case basis, a significant adverse effect on the Group's business, financial situation or results of operations.